Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and dividend income	SFr 9,658	SFr 11,261	SFr 16,671
Interest expense	(3,847)	(5,313)	(9,654)
Net interest income	5,811	5,948	7,017
Commissions and fees	13,165	11,853	11,158
Trading revenues	2,431	3,295	1,739
Other revenues	1,289	1,293	2,570
Net revenues	22,696	22,389	22,484
Provision for credit losses	4,205	1,096	324
Compensation and benefits	8,963	9,890	10,036
General and administrative expenses	7,159	6,523	6,128
Commission expenses	1,243	1,256	1,276
Goodwill impairment	1,623	0	0
Restructuring expenses	103	157
Total other operating expenses	10,128	7,936	7,404
Total operating expenses	19,091	17,826	17,440
Income/(loss) before taxes	(600)	3,467	4,720
Income tax expense/(benefit)	1,026	801	1,295
Net income/(loss)	(1,626)	2,666	3,425
Net income/(loss) attributable to noncontrolling interests	24	(3)	6
Net income/(loss) attributable to shareholders	SFr (1,650)	SFr 2,669	SFr 3,419
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr (0.67)	SFr 1.09	SFr 1.35
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr (0.67)	SFr 1.06	SFr 1.32
Bank
Interest and dividend income	SFr 9,593	SFr 11,220	SFr 16,667
Interest expense	(3,668)	(5,260)	(9,618)
Net interest income	5,925	5,960	7,049
Commissions and fees	13,180	11,850	11,071
Trading revenues	2,371	3,178	1,773
Other revenues	1,566	1,515	2,793
Net revenues	23,042	22,503	22,686
Provision for credit losses	4,209	1,092	324
Compensation and benefits	8,011	8,860	9,105
General and administrative expenses	8,581	7,962	7,588
Commission expenses	1,243	1,256	1,276
Goodwill impairment	976	0	0
Restructuring expenses	113	122
Total other operating expenses	10,913	9,340	8,864
Total operating expenses	18,924	18,200	17,969
Income/(loss) before taxes	(91)	3,211	4,393
Income tax expense/(benefit)	938	697	1,298
Net income/(loss)	(1,029)	2,514	3,095
Net income/(loss) attributable to noncontrolling interests	(100)	3	14
Net income/(loss) attributable to shareholders	SFr (929)	SFr 2,511	SFr 3,081